Derivative Liability - Fair Value Measurements, Recurring, Valuation Techniques (FY) (Details) - $ / shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Dec. 31, 2018	Dec. 12, 2018
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected dividends:	0.00%	0.00%
Stock price (in dollars per share)			$ 11.18	$ 1.95
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility:	121.10%	37.80%
Expected term (years):	76 days	14 days
Risk free interest rate:	0.97%	0.26%
Stock price (in dollars per share)	$ 0.35	$ 0.51	6.76
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility:	246.80%	276.90%
Expected term (years):	1 year	6 months
Risk free interest rate:	2.08%	0.98%
Stock price (in dollars per share)	$ 1.11	$ 1.97	$ 11.18